                   OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
                    Supplement dated March 10, 2003 to the
                      Prospectus dated November 27, 2002

1.    The section titled "Portfolio Managers" on page 13 of the Prospectus is deleted and replaced with the following:

     Portfolio Managers.  The Fund is managed by a portfolio management team comprised of Ronald Fielding and other investment professionals selected from the Manager's Rochester Division.  This portfolio management team is primarily responsible for the day-to-day management of the Fund's portfolio.

     Mr. Fielding is a Senior Vice President of the Manager since January
     1996 and a Vice President of the Fund.  Mr. Fielding serves in a similar capacity for other Oppenheimer funds.

March 10, 2003                                              740PS020

                OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
                 Supplement dated March 10, 2003 to the
       Statement of Additional Information dated November 27, 2002

The Statement of Additional Information is changed as follows:

1.   The supplement dated January 2, 2003 is hereby withdrawn.

2.   Effective  December 31, 2002,  Mr. Leon Levy resigned as a Trustee of the
     Fund and Mr.  Clayton  Yeutter  was  elected  as  Chairman  of the Board, effective  January  1,  2003.  Therefore,  the  Statement  of  Additional
     Information  is revised by deleting the biography for Mr. Levy on page 32 and by adding the  following  to Mr.  Yeutter's  biography:  "Chairman of the Board of Trustees."

3.   In the  Trustee  compensation  table on page 37, the title of  "Chairman"
     after Mr.  Levy's  name is deleted and the title of  "Chairman"  is added after Mr.  Yeutter's name. In addition,  the following  footnote is added following Mr. Levy's name and following Mr. Yeutter's name:

        4Effective   January  1,  2003,   Clayton   Yeutter   became
         Chairman  of the  Board of  Trustees  of the  Board I Funds
         upon the retirement of Leon Levy.

4.   The  biographical  information  for Mr.  Anthony  Tanner on page 36 along with references to Mr. Tanner on pages 31 and 35 are deleted.

March 10, 2003                                        740PX015